Financial instruments and related disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of External Credit Exposure

2020	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below / unrated £m	Total £m
Bank balances and deposits	—	10	2,575	368	47	3,000
US Treasury and Treasury repo only money market funds	317	—	—	—	—	317
Liquidity funds	2,975	—	—	—	—	2,975
Government securities	—	77	—	1	—	78
3rd party financial derivatives	—	—	134	12	—	146

Total	3,292	87	2,709	381	47	6,516

2019	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below / unrated £m	Total £m
Bank balances and deposits	—	538	1,906	605	23	3,072
US Treasury and Treasury repo only money market funds	102	—	—	—	—	102
Liquidity funds	2,040	—	—	—	—	2,040
Government securities	—	78	—	1	—	79
3rd party financial derivatives	—	35	225	10	—	270

Total	2,142	651	2,131	616	23	5,563

Summary of Financial Assets and Liabilities

		2020		2019
	Notes	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m
Financial assets measured at amortised cost:
Other non-current assets	b	37	37	76	76
Trade and other receivables	b	3,990	3,990	4,533	4,533
Liquid investments		78	78	79	79
Cash and cash equivalents		3,000	3,000	3,072	3,072
Other items in Assets held for sale	b	—	—	69	69
Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	a	2,939	2,939	1,781	1,781
Trade and other receivables	a,b	1,942	1,942	1,665	1,665
Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Other investments	a	121	121	56	56
Other non-current assets	a,b	30	30	44	44
Trade and other receivables	a,b	46	46	44	44
Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	68	68	357	357
Cash and cash equivalents	a	3,292	3,292	2,142	2,142
Derivatives designated and effective as hedging instruments (fair value movements through Other comprehensive income)	a,d,e	89	89	167	167

Total financial assets		15,632	15,632	14,085	14,085

Financial liabilities measured at amortised cost:
Borrowings excluding obligations under lease liabilities:
– bonds in a designated hedging relationship	d	(7,681)	(8,171)	(8,636)	(9,085)
– other bonds		(17,205)	(21,966)	(15,582)	(19,048)
– bank loans and overdrafts		(1,110)	(1,110)	(416)	(416)
– commercial paper		(17)	(17)	(3,586)	(3,586)
– other borrowings		(20)	(20)	(1,038)	(1,038)

Total borrowings excluding lease liabilities	f	(26,033)	(31,284)	(29,258)	(33,173)
Trade and other payables	c	(14,977)	(14,977)	(14,177)	(14,177)
Other provisions	c	(232)	(232)	(94)	(94)
Other non-current liabilities	c	(72)	(72)	(84)	(84)
Other items in Assets held for sale	c	—	—	(126)	(126)
Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	a,c	(5,869)	(5,869)	(5,479)	(5,479)
Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	(200)	(200)	(141)	(141)
Derivatives designated and effective as hedging instruments (fair value movements through Other comprehensive income)	a,d,e	(31)	(31)	(48)	(48)

Total financial liabilities excluding lease liabilities		(47,414)	(52,665)	(49,407)	(53,322)

Net financial assets and financial liabilities excluding lease liabilities		(31,782)	(37,033)	(35,322)	(39,237)

Summary of Fair Value of Financial Instruments

At 31 December 2020	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	2,281	—	658	2,939
Trade and other receivables	—	1,942	—	1,942
Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Other investments	—	—	121	121
Other non-current assets	—	—	30	30
Trade and other receivables	—	46	—	46
Held for trading derivatives that are not in a designated and effective hedging relationship	—	63	5	68
Cash and cash equivalents	3,292	—	—	3,292
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	—	89	—	89

	5,573	2,140	814	8,527

Financial liabilities at fair value
Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	—	—	(5,869)	(5,869)
Held for trading derivatives that are not in a designated and effective hedging relationship	—	(191)	(9)	(200)
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	—	(31)	—	(31)

	—	(222)	(5,878)	(6,100)

At 31 December 2019	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	1,128	—	653	1,781
Trade and other receivables	—	1,665	—	1,665
Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Other investments	—	—	56	56
Other non-current assets	—	—	44	44
Trade and other receivables	—	44	—	44
Held for trading derivatives that are not in a designated and effective hedging relationship	—	353	4	357
Cash and cash equivalents	2,142	—	—	2,142
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	—	167	—	167

	3,270	2,229	757	6,256

Financial liabilities at fair value
Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	—	—	(5,479)	(5,479)
Held for trading derivatives that are not in a designated and effective hedging relationship	—	(141)	—	(141)
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	—	(48)	—	(48)

	—	(189)	(5,479)	(5,668)

Summary of Financial and Non Financial Assets

	2020						2019
	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other receivables (Note 25)	46	1,942	3,990	5,978	974	6,952	44	1,665	4,533	6,242	960	7,202
Other non-current assets (Note 23)	30	—	37	67	974	1,041	44	—	76	120	900	1,020
Other items in Assets held for sale (Note 27)	—	—	—	—	—	—	—	—	69	69	22	91

	76	1,942	4,027	6,045	1,948	7,993	88	1,665	4,678	6,431	1,882	8,313

Reconciliation of Financial Instruments Within Trade and Other Payables, Other Provisions, Other Non-current Liabilities and Contingent Consideration Liabilities

	2020					2019
	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other payables (Note 28)	—	(14,977)	(14,977)	(863)	(15,840)	—	(14,177)	(14,177)	(762)	(14,939)
Other provisions (Note 31)	—	(232)	(232)	(1,527)	(1,759)	—	(94)	(94)	(1,197)	(1,291)
Other non-current liabilities (Note 33)	—	(72)	(72)	(731)	(803)	—	(84)	(84)	(760)	(844)
Contingent consideration liabilities (Note 32)	(5,869)	—	(5,869)	—	(5,869)	(5,479)	—	(5,479)	—	(5,479)
Other items in Assets held for sale (Note 27)	—	—	—	—	—	—	(126)	(126)	(87)	(213)

	(5,869)	(15,281)	(21,150)	(3,121)	(24,271)	(5,479)	(14,481)	(19,960)	(2,806)	(22,766)

Summary of Fair Values of Derivatives Held

	2020		2019
	Assets £m	Fair value Liabilities £m	Assets £m	Fair value Liabilities £m
Non-current
Cash flow hedges – Interest rate swap contracts (principal amount – £nil (2019 – £850 million))	—	—	1	—
Net investment hedges – Cross currency swaps (principal amount – £nil (2019 – £1,514 million))	—	—	98	—
Current
Cash flow hedges – Interest rate swap contracts (principal amount – £899 million (2019 – £637 million))	—	(1)	—	(1)
Net investment hedges – Cross currency swaps (principal amount – £549 million (2019 – £nil))	—	(18)	—	—
Cash flow hedges – Foreign exchange contracts (principal amount – £24 million (2019 – £1,746 million))	—	—	24	(17)
Net investment hedges – Foreign exchange contracts (principal amount – £11,193 million (2019 – £9,376 million))	89	(12)	44	(30)

Derivatives designated and effective as hedging instruments	89	(31)	167	(48)

Non-current
Embedded and other derivatives	5	(10)	4	(1)
Current
Foreign exchange contracts (principal amount – £13,563 million (2019 – £18,856 million))	57	(190)	103	(140)
Embedded and other derivatives	6	—	250	—

Derivatives classified as held for trading	68	(200)	357	(141)

Total derivative instruments	157	(231)	524	(189)

Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

	2020
					Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves	Amount of hedge ineffectiveness recognised in profit or loss	Line item in profit or loss in which hedge ineffectiveness is included		Hedged future cash flows no longer expected to occur	As hedged item affects profit or loss	Line item in which reclassification adjustment is included
	£m	£m			£m	£m
Cash flow hedges
Variability in cash flows	3	—	Finance income/ (expense	)	—	—	Finance income/ (expense	)
Pre-hedging of long-term interest rates	(7)	—	Finance income/ (expense	)	—	3	Finance income/ (expense	)

	2019
					Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves	Amount of hedge ineffectiveness recognised in profit or loss	Line item in profit or loss in which hedge ineffectiveness is included		Hedged future cash flows no longer expected to occur	As hedged item affects profit or loss	Line item in which reclassification adjustment is included
	£m	£m			£m	£m
Cash flow hedges
Variability in cash flows	(7)	—	Finance income/ (expense	)	—	(2)	Finance income/ (expense	)
Pre-hedging of long-term interest rates	(12)	—	Finance income/ (expense	)	—	3	Finance income/ (expense	)

Summary of Offsetting of Financial Assets and Liabilities

	Gross	Financial
	financial	(liabilities)/	Net financial	Related
	assets/	assets	assets/	amounts not	Net
	(liabilities)	offset	(liabilities)	offset	amount
At 31 December 2020	£m	£m	£m	£m	£m
Financial assets
Trade and other receivables	5,997	(19)	5,978	(28)	5,950
Derivative financial instruments	157	—	157	(142)	15

Financial liabilities
Trade and other payables	(14,996)	19	(14,977)	28	(14,949)
Derivative financial instruments	(231)	—	(231)	142	(89)

	Gross	Financial
	financial	(liabilities)/	Net financial	Related
	assets/	assets	assets/	amounts not	Net
	(liabilities)	offset	(liabilities)	offset	balance
At 31 December 2019	£m	£m	£m	£m	£m
Financial assets
Trade and other receivables	6,246	(4)	6,242	(62)	6,180
Derivative financial instruments	524	—	524	(131)	393

Financial liabilities
Trade and other payables	(14,181)	4	(14,177)	62	(14,115)
Derivative financial instruments	(189)	—	(189)	131	(58)

Summary of Debt Interest Rate Repricing
The following table sets out the exposure of the Group to interest rates on debt, including commercial paper. The maturity analysis of fixed rate debt is stated by contractual maturity and of floating rate debt by interest rate repricing dates. For the purpose of this table, debt is defined as all classes of borrowings other than lease liabilities.

	2020	2019
	Total debt	Total
	£m	£m
Floating and fixed rate debt less than one year	(3,495)	(6,678)
Between one and two years	(2,561)	(3,235)
Between two and three years	(4,061)	(2,643)
Between three and four years	(1,622)	(2,308)
Between four and five years	(1,398)	(1,595)
Between five and ten years	(5,981)	(5,904)
Greater than ten years	(6,915)	(6,895)

Total	(26,033)	(29,258)

Original issuance profile:
Fixed rate interest	(23,002)	(21,763)
Floating rate interest	(3,031)	(7,495)

	(26,033)	(29,258)

Summary of Anticipated Contractual Cash Flows Including Interest Payable for the Non-Derivative Financial Liabilities on Undiscounted Basis
Floating rate interest is estimated using the prevailing interest rate at the balance sheet date. Cash flows in foreign currencies are translated using spot rates at 31 December.

				Finance	Trade payables
				charge	and other
		Interest	Lease	on lease	liabilities not
	Debt	on debt	liabilities	liabilities	in net debt	Total
At 31 December 2020	£m	£m	£m	£m	£m	£m
Due in less than one year	(3,493)	(725)	(230)	(34)	(15,783)	(20,265)
Between one and two years	(2,566)	(686)	(207)	(28)	(995)	(4,482)
Between two and three years	(4,078)	(621)	(126)	(22)	(897)	(5,744)
Between three and four years	(1,632)	(576)	(96)	(18)	(867)	(3,189)
Between four and five years	(1,407)	(539)	(86)	(15)	(883)	(2,930)
Between five and ten years	(6,018)	(2,177)	(239)	(47)	(3,169)	(11,650)
Greater than ten years	(6,997)	(2,985)	(133)	(16)	(1,529)	(11,660)

Gross contractual cash flows	(26,191)	(8,309)	(1,117)	(180)	(24,123)	(59,920)

				Finance	Trade payables
				charge	and other
		Interest	Lease	on lease	liabilities not
	Debt	on debt	liabilities	liabilities	in net debt	Total
At 31 December 2019	£m	£m	£m	£m	£m	£m
Due in less than one year	(6,678)	(780)	(240)	(41)	(14,952)	(22,691)
Between one and two years	(3,232)	(742)	(227)	(36)	(912)	(5,149)
Between two and three years	(2,651)	(667)	(119)	(30)	(806)	(4,273)
Between three and four years	(2,318)	(600)	(105)	(23)	(835)	(3,881)
Between four and five years	(1,607)	(559)	(93)	(19)	(799)	(3,077)
Between five and ten years	(5,946)	(2,276)	(296)	(52)	(3,131)	(11,701)
Greater than ten years	(6,976)	(3,328)	(170)	(22)	(984)	(11,480)

Gross contractual cash flows	(29,408)	(8,952)	(1,250)	(223)	(22,419)	(62,252)

Summary of Anticipated Contractual Cash Flows for Derivative Instruments, Excluding Embedded Derivatives and Equity Options, Using Undiscounted Cash Flows
Cash flows on interest rate swaps are not shown in the table below as they are not significant.

	2020				2019
	Gross cash inflows		Gross cash outflows		Gross cash inflows		Gross cash outflows
		Foreign		Foreign		Foreign		Foreign
	Cross	exchange	Cross	exchange	Cross	exchange	Cross	exchange
	currency	forward	currency	forward	currency	forward	currency	forward
	interest rate	contracts	interest rate	contracts	interest rate	contracts	interest rate	contracts
	swaps	and swaps	swaps	and swaps	swaps	and swaps	swaps	and swaps
	£m	£m	£m	£m	£m	£m	£m	£m
Due in less than one year	551	32,451	(569)	(32,508)	33	33,273	(2)	(33,290)
Between one and two years	—	—	—	—	1,529	—	(1,430)	—

Gross contractual cash flows	551	32,451	(569)	(32,508)	1,562	33,273	(1,432)	(33,290)

Interest rate risk [member]
Statement [LineItems]
Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

	2020
					Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness gains/(losses) recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included		Hedged future cash flows no longer expected to occur £m	As hedged item affects profit or loss £m	Line item in which reclassification adjustment is included
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	(15)	7	Other operating income/ (expense	)	—	51	Other operating income/ (expense	)
Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	—	—	Finance income/ (expense	)	—	—	Finance income/ (expense	)
Net investment hedges
Net investment in foreign operations	(903)	—	Finance income/ (expense	)	—	—	Finance income/ (expense	)
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

	2019
					Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness gains/(losses) recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included		Hedged future cash flows no longer expected to occur £m	As hedged item affects profit or loss £m	Line item in which reclassification adjustment is included
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	—	(7)	Other operating income/ (expense	)	—	—	Other operating income/ (expense	)
Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	1	—	Finance income/ (expense	)	—	—	Finance income/ (expense	)
Net investment hedges
Net investment in foreign operations	987	—	Finance income/ (expense	)	—	—	Finance income/ (expense	)

Sensitivity Analysis for Each Type of Market Risk
The table below hypothetically shows the Group’s sensitivity to changes in interest rates in relation to Sterling, US Dollar and Euro floating rate financial assets and liabilities. If the interest rates applicable to floating rate financial assets and liabilities were to have increased by 1% (100 basis points), and assuming other variables had remained constant, it is estimated that the Group’s finance income for 2020 would have increased by approximately £14 million (2019 – £9 million decrease). A 1% (100 basis points) movement in interest rates is not deemed to have a material effect on equity.

	2020	2019
	Increase/(decrease)	Increase/(decrease)
	in income	in income
Income statement impact of interest rate movements	£m	£m
1% (100 basis points) increase in Sterling interest rates	8	14
1% (100 basis points) increase in US Dollar interest rates	28	(4)
1% (100 basis points) increase in Euro interest rates	(22)	(19)

Currency risk [member]
Statement [LineItems]
Sensitivity Analysis for Each Type of Market Risk

	2020	2019
	Increase/(decrease) in income	Increase/(decrease) in income
Income statement impact of non-functional currency foreign exchange exposures	£m	£m
10 cent appreciation of the US Dollar	20	3
10 cent appreciation of the Euro	(25)	(29)
10 yen appreciation of the Yen	(1)	—

	2020	2019
	Increase/(decrease) in income	Increase/(decrease) in income
Income statement impact of non-functional currency foreign exchange exposures	£m	£m
10 cent depreciation of the US Dollar	(17)	(3)
10 cent depreciation of the Euro	21	25
10 yen depreciation of the Yen	1	—

	2020	2019
	Increase/(decrease) in equity	Increase/(decrease) in equity
Equity impact of non-functional currency foreign exchange exposures	£m	£m
10 cent appreciation of the Euro	(1,711)	(1,561)

	2020	2019
	Increase/(decrease) in equity	Increase/(decrease) in equity
Equity impact of non-functional currency foreign exchange exposures	£m	£m
10 cent depreciation of the Euro	1,429	1,316

	2020	2019
	(Increase)/decrease in net debt	(Increase)/decrease in net debt
Impact of foreign exchange movements on net debt	£m	£m
10 cent appreciation of the US Dollar	(782)	(1,051)
10 cent appreciation of the Euro	286	74
10 yen appreciation of the Yen	23	(5)

	2020	2019
	(Increase)/decrease	(Increase)/decrease
	in net debt	in net debt
Impact of foreign exchange movements on net debt	£m	£m
10 cent depreciation of the US Dollar	675	903
10 cent depreciation of the Euro	(239)	(63)
10 yen depreciation of the Yen	(20)	5

Level 3 [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Movements in the year for financial instruments measured using Level 3 valuation methods are presented below:

	2020 £m	2019 £m
At 1 January	(4,722)	(5,532)
Net losses recognised in the income statement	(1,269)	(103)
Net gains recognised in other comprehensive income	160	31
Settlement of contingent consideration liabilities	885	893
Settlement of contingent consideration receivables	—	(42)
Additions	126	241
Disposals and settlements	(172)	(33)
Transfers from Level 3	(72)	(174)
Other movements	—	(3)

At 31 December	(5,064)	(4,722)

Interest rate swap contract [member]
Statement [LineItems]
Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items
The following tables provide information regarding interest rate swap contracts outstanding and the related hedged items at 31 December 2020 and 31 December 2019. Interest rate swap contract assets and liabilities are presented in the line ‘Derivative financial instruments’ (either as assets or liabilities) on the Consolidated balance sheet.

2020
	Average contracted fixed rate	Notional principal value	Change in fair value for recognising hedge ineffectiveness	Fair value assets/ (liabilities)
Hedging instruments	%	£m	£m	£m
Less than 1 year	0.17	1,449	3	(19)
1 to 2 years	—	—	—	—

	2020
	Change in value used for calculating hedge ineffectiveness	Balance in cash flow hedge reserve for continuing hedges
Hedged items	£m	£m
Variable rate borrowings	(3)	1

	2019
	Average contracted fixed rate	Notional principal value	Change in fair value for recognising hedge ineffectiveness	Fair value assets/ (liabilities)
Hedging instruments	%	£m	£m	£m
Less than 1 year	0.11	637	—	(1)
1 to 2 years	0.13	1,418	(6)	33

	2019
	Change in value used for calculating hedge ineffectiveness	Balance in cash flow hedge reserve for continuing hedges
Hedged items	£m	£m
Variable rate borrowings	6	4

Foreign Exchange Forward Contracts and Swaps [member]
Statement [LineItems]
Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items

	2020
Hedging instruments	Average exchange rate	Foreign currency	Notional value £m	Carrying value £m
Cash flow hedges
Foreign exchange contracts
Buy foreign currency:
3 to 6 months	1.12	EUR	24	0.1

			24	0.1

	2020
Hedging instruments	Average exchange rate	Foreign currency	Notional value £m	Carrying value £m
Net investment hedges
Foreign exchange contracts
Sell foreign currency:
Less than 3 months	1.10	EUR	9,663	60
Less than 3 months	1.79	SGD	1,387	13
Less than 3 months	139.41	JPY	143	4
Borrowings (including cross currency interest rate swaps):
3 to 6 months		EUR	549	(550)
Over 6 months		EUR	7,117	(7,131)

			18,859	(7,604)

2020
Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	—	—
Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	—	—
Net investment hedges
Net investment in foreign operations	903	(1,983)

	2019
Hedging instruments	Average exchange rate	Foreign currency	Notional value £m	Carrying value £m
Cash flow hedges
Foreign exchange contracts
Buy foreign currency:
3 to 6 months	1.14	EUR	47	(1)
Over 6 months	1.15	EUR	23	—
Sell foreign currency:
Less than 3 months	93.85	INR/GBP	999	5
Less than 3 months	52.82	INR/SGD	677	3

			1,746	7

Net investment hedges
Foreign exchange contracts
Sell foreign currency:
Less than 3 months	1.18	EUR	8,250	2
Less than 3 months	1.77	SGD	471	3
Less than 3 months	92.23	INR	239	6
Less than 3 months	142.26	JPY	416	3
Borrowings (including cross currency interest rate swaps):
3 to 6 months		EUR	638	(638)
Over 6 months		EUR	7,914	(7,998)

			17,928	(8,622)

	2019
Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	(7)	(42)
Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	(1)	1
Net investment hedges
Net investment in European foreign operations	(987)	(1,080)